Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Net cash used in operating activities	¥ 2,473,018	$ 380,096	¥ 1,625,896	¥ 1,461,841
Net cash used in investing activities	(4,913,827)	(755,241)	(514,906)	(407,657)
Net cash generated from financing activities	61,070	9,386	27,920	30,200
Effect of exchange rate changes on cash and cash equivalents	(2,584)	(397)	2,354	13,847
Net decrease in cash and cash equivalents	(2,382,323)	(366,156)	1,141,264	1,098,231
Cash and cash equivalents at beginning of year	3,293,911	506,265	2,152,647	1,054,416
Cash and cash equivalents at end of year	911,588	140,109	3,293,911	2,152,647
Parent Company [Member]
Net cash used in operating activities	(8,303)	(1,276)	(23,846)	(2,017)
Net cash used in investing activities	(77,005)	(11,835)	(86,743)	(132,976)
Net cash generated from financing activities	61,070	9,386	25,420	30,200
Effect of exchange rate changes on cash and cash equivalents	(1,486)	(228)	5,864	7,569
Net decrease in cash and cash equivalents	(25,724)	(3,953)	(79,305)	(97,224)
Cash and cash equivalents at beginning of year	57,505	8,838	136,810	234,034
Cash and cash equivalents at end of year	¥ 31,781	$ 4,885	¥ 57,505	¥ 136,810